Share based compensation Share based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based compensation expense
The share-based compensation expense for our share options and Restricted Stock Unit ("RSU") plans in the Consolidated Statements of Operations are as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Share-based compensation expense (1)	5	—	9	7
Total share-based compensation expense	5	—	9	7

(1)
The $9 million expense for the period from January 1, 2018 through July 1, 2018 included a charge of $6 million for schemes cancelled on emergence from Chapter 11. This was classified within reorganization items.